ProShares Long Online Short Stores ETF Investment Strategy - ProShares Long Online Short Stores ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index consists of a 100% long position in the equity securities contained in the ProShares Online Retail Index (the “Online Index”) and a 50% short position in the equity securities contained in the Solactive-ProShares Bricks and Mortar Retail Store Index (the “Retail Store Index”). The Online Index is designed to measure the performance of U.S.-listed companies deemed to be “Online Retailers.” Such companies do not rely principally on in-store sales but rather sell primarily through online or other non-store sales channels. More information about the Online Index can be found using the Bloomberg ticker symbol “PSONLINE.”The Retail Store Index is designed to measure the performance of U.S. retail companies whose retail revenue is derived principally from in-store sales. More information about the Retail Store Index can be found using the Bloomberg ticker symbol “SOEMTYTR.”Index weights are reset monthly. The Index is constructed and maintained by Solactive AG. More information about the Index can be found using the Bloomberg ticker symbol “PSCLIXTR.”Under normal circumstances, the Fund will invest at least 80% of its total assets in the component securities of the Online Index. The Fund intends to obtain short exposure to the positions in the Retail Store Index by investing in derivatives.The Fund will invest principally in the financial instruments listed below.●Equity Securities — Common stock issued by public companies.●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, exchange-traded funds, interest rates or indexes. The Fund invests in derivatives (e.g. swap agreements) in order to gain exposure to the Index. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.The Index is created and sponsored by ProShare Advisors and is licensed for use by ProShares Trust.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.